Description of Plan - Summary of based on years of service (Detail) - EBP 007 [Member]	12 Months Ended
Dec. 31, 2025
0 - 4 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	4.00%
5 - 9 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	5.00%
10 - 14 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	6.00%
15 - 19 [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	7.00%
20 + [Member]
EBP, Contribution [Line Items]
Employer core contribution percentage	8.00%